ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of June 30, 2023	As of June 30, 2022

Accounts receivable from third-party customers	$1,652,788	$1,656,041
Less: allowance for doubtful accounts	(160,026)	(6,872)
Total accounts receivable from third-party customers, net	1,492,762	1,649,169
Add: accounts receivable - related parties	1,272,384	1,094,855
Total accounts receivable, net	$2,765,146	$2,744,024

Allowance for doubtful accounts amounted to $160,026 and $6,872 as of June 30, 2023 and 2022, respectively.

Approximately $0.8 million (RMB5.7 million) or 48% of the accounts receivable balance as of June 30, 2023 from third-party customers has been collected as of August 31, 2023.

In connection with the Company’s long-term investments in equity investees as disclosed in Note 2, the Company sold certain intelligent pet products to related parties Dogness Technology and Dogness Network. The outstanding accounts receivable from these related parties amounted to $1,272,384 as of June 30, 2023, of which $164,807 has been collected subsequent to year end (See Note 11).

Allowance for doubtful accounts movement is as follows:

	As of June 30, 2023	As of June 30, 2022

Beginning balance	$6,872	$26,272
Provision (recovery)	160,254	(16,776)
Write off	-	(2,366)
Foreign currency translation adjustments	(7,100)	(258)
Ending balance	$160,026	$6,872